ATA INC (Parent Company) (Details)	Mar. 31, 2016 USD ($)	Mar. 31, 2016 CNY (¥)	Mar. 31, 2015 USD ($)	Mar. 31, 2015 CNY (¥)	Mar. 31, 2014 CNY (¥)	Mar. 31, 2013 CNY (¥)
Condensed Financial Statements
Prepaid expenses and other current assets	$ 1,850,534	¥ 11,932,244		¥ 24,505,249
Total assets	72,962,334	470,461,130		455,244,300
Accrued expenses and other current liabilities	8,954,657	57,739,627		54,415,425
Total liabilities	11,822,354	76,230,542		77,921,892
Common shares	547,566	3,530,704		3,513,718
Treasury shares	(4,301,655)	(27,737,073)		(8,201,045)
Additional paid in capital	61,395,205	395,876,282		387,502,800
Accumulated other comprehensive loss	(3,904,176)	(25,174,129)		(27,176,682)
Retained earnings	7,403,040	47,734,804		21,683,617
Total shareholders' equity	61,139,980	394,230,588		377,322,408	¥ 411,891,872	¥ 375,547,719
Total liabilities and shareholders' equity	72,962,334	470,461,130		455,244,300
ATA INC.
Condensed Financial Statements
Cash	454,614	2,931,353	$ 1,272,348	8,204,099	¥ 9,327,438	¥ 41,744,636
Prepaid expenses and other current assets	30,591	197,252		184,266
Investments in subsidiaries	60,805,988	392,077,013		370,397,418
Total assets	61,291,193	395,205,618		378,785,783
Accrued expenses and other current liabilities	151,213	975,030		1,463,375
Total liabilities	151,213	975,030		1,463,375
Common shares	547,566	3,530,704		3,513,718
Treasury shares	(4,301,655)	(27,737,073)		(8,201,045)
Additional paid in capital	61,395,205	395,876,282		387,502,800
Accumulated other comprehensive loss	(3,904,176)	(25,174,129)		(27,176,682)
Retained earnings	7,403,040	47,734,804		21,683,617
Total shareholders' equity	61,139,980	394,230,588		377,322,408
Total liabilities and shareholders' equity	$ 61,291,193	¥ 395,205,618		¥ 378,785,783